FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2017
Banking and Thrift [Abstract]
Advances
The table below shows the maturity dates of outstanding FHLB advances.

	September 30, 2017	September 30, 2016
	(In thousands)
FHLB advances
Within 1 year	$1,395,000	$200,000
1 to 3 years	430,000	880,000
3 to 5 years	400,000	700,000
More than 5 years	—	300,000
	$2,225,000	$2,080,000

Weighted average cost and amount of advances
Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows.

	2017	2016	2015
	(In thousands)
Weighted average interest rate, net of cash flow hedges, at end of year	2.80%	3.15%	3.35%
Weighted daily average interest rate, net of cash flow hedges, during the year	3.00%	3.22%	3.57%
Daily average of FHLB advances during the year	$2,167,986	$1,992,434	$1,848,904
Maximum amount of FHLB advances at any month end	$2,350,000	$2,080,000	$1,930,000
Interest expense during the year (excludes interest rate swap expense)	$64,968	$64,058	$64,331